Summary of significant accounting policies	3 Months Ended
Mar. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of significant accounting policies	Summary of significant accounting policiesIn preparing these financial statements, the significant accounting policies applied in these financial statements are the same as those applied and described in the Company’s annual audited consolidated financial statements for the year ended December 31, 2021.